Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Non-Controlling Interests

35. NON-CONTROLLING INTERESTS

	2018 £m	2017 £m
PSA Finance UK Limited	151	152

	151	152

PSA Finance UK Limited is the only subsidiary in the Santander UK group that gives rise to significant non-controlling interests. See Note 21 for summarised financial information of PSA Finance UK Limited.